Cash and cash equivalents	12 Months Ended
Mar. 31, 2026
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

8.       Cash and cash equivalents

Cash and cash equivalents as per consolidated statement of financial position, as of March 31, 2026 amounted to ₹ 4,098 (March 31, 2025: ₹ 4,997 and March 31, 2024: ₹ 4,106). This excludes cash-restricted of ₹ 974 (March 31, 2025: ₹ 454 and March 31, 2024: ₹ 440), representing deposits held under lien against working capital facilities availed and bank guarantees given by the Group towards future performance obligations.

(a) Restricted cash

	March 31, 2026	March 31, 2025	March 31, 2024
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	974	454	440
Total restricted cash	974	454	440
(b) Non-restricted cash
Current
Cash and cash equivalents	4,098	4,997	4,106
Other bank deposits (maturity period more than 3 months)	-	1,307	1,289
Total Non-restricted cash	4,098	6,304	5,395
Total cash (a+b)	5,072	6,758	5,835
Bank overdraft used for cash management purposes	-	(326)	(487)
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	(974)	(454)	(440)
Other bank deposits (maturity period more than 3 months)	-	(1,307)	(1,289)
Cash and cash equivalents for the statement of cash flows	4,098	4,671	3,619